Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of net deferred tax assets
The Company’s deferred tax assets at December 31, 2019 and 2020, consisted of the following (in thousands):

	Year Ended December 31,
	2019	2020
Deferred tax assets
Federal and state net operating losses	$369,570	$1,251,012
Capitalized patent costs	112,732	167,330
Stock-based compensation	497	1,588

Gross deferred tax assets	482,799	1,419,930
Less: valuation allowance	(482,506)	(1,419,814)

Total deferred tax assets	$293	$116

Deferred tax liabilities
Fixed assets	$(293)	$(116)

Total deferred tax liabilities	$(293)	$(116)

Net deferred tax assets	$—	$—

Schedule of reconciliation of the federal income tax rate
A reconciliation of the expected income tax benefit computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows for the years ended December 31, 2019 and 2020:

	Year Ended December 31,
	2019	2020
Income tax computed at federal statutory rate	21.0%	21.0%
State tax, net of federal benefit	8.0	8.0
Other	1.9	0.0
Change in valuation allowance	(30.9)	(29.0)

Effective income tax rate	—%	—%

Chardan Healthcare Acquisition 2 Corp. [Member]
Schedule of net deferred tax assets
The Company’s net deferred tax assets are as follows:

	December 31, 2020	December 31, 2019
Deferred tax assets
Net operating loss carryforward	$164,481	$519

Total deferred tax assets	164,481	519
Valuation Allowance	(164,481)	(519)

Deferred tax assets, net of allowance	$—	$—

Schedule of provision for income tax
The provision for income taxes consists of the following:

	December 31, 2020	December 31, 2019
Federal
Current	$—	$—
Deferred	(164,481)	(109)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	164,481	109

Income tax provision	$—	$—

Schedule of reconciliation of the federal income tax rate
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2020	December 31, 2019
Statutory federal income tax rate	21.0%	21.0%
Valuation allowance	(21.0)%	(21.0)%

Income tax provision	0.0%	0.0%